Long-Term Incentive Awards - Stock Option Activity (Details) (2004 Amended and Restated Long-Term Incentive Plan, Stock Options Awards, USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2004 Amended and Restated Long-Term Incentive Plan | Stock Options Awards
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	3,815,800
Granted (in shares)	0	0
Exercised (in shares)	(137,579)
Forfeited (in shares)	(8,791)
Expired (in shares)	(84,189)
Outstanding at the end of the period (in shares)	3,585,241	3,815,800
Vested or Expected to Vest at the end of the period (in shares)	3,565,041
Exercisable at the end of the period (in shares)	3,193,587
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-average exercise price at the beginning of the period, Outstanding (in dollars per share)	$ 8.13
Weighted-average exercise price, Granted (in dollars per share)	$ 0.00
Weighted-average exercise price, Exercised (in dollars per share)	$ 1.98
Weighted-average exercise price, Forfeited (in dollars per share)	$ 1.65
Weighted-average exercise price, Expired (in dollars per share)	$ 8.91
Weighted-average exercise price at the end of the period, Outstanding (in dollars per share)	$ 8.36	$ 8.13
Weighted-average exercise price at the end of the period, Vested or Expected to Vest (in dollars per share)	$ 8.39
Weighted-average exercise price at the end of the period, Exercisable (in dollars per share)	$ 8.93
Weighted-Average Remaining Contractual Term [Abstract]
Weighted-average remaining contractual term, Outstanding (in years)	5 years 9 months 10 days	6 years 8 months 26 days
Weighted-average remaining contractual term at the end of the period, Vested or Expected to Vest (in years)	5 years 9 months 7 days
Weighted-average remaining contractual term at the end of the period, Exercisable (in years)	5 years 7 months 6 days
Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value, Outstanding (in dollars)	$ 8,241	$ 4,546
Aggregate intrinsic value at the end of the period, Vested or Expected to Vest (in dollars)	8,175
Aggregate intrinsic value at the end of the period, Exercisable (in dollars)	$ 7,282